Stock-Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Non-employees	Jun. 30, 2012 Non-employees	Dec. 31, 2012 Non-employees	Dec. 31, 2011 Non-employees	Dec. 31, 2010 Non-employees	Mar. 31, 2013 2005 Stock Incentive Plan	Dec. 31, 2012 2005 Stock Incentive Plan	Mar. 31, 2013 2012 Equity Incentive Plan	Dec. 31, 2012 2012 Equity Incentive Plan	Mar. 31, 2013 Non-vested RSUs	Dec. 31, 2012 Non-vested RSUs	Mar. 31, 2013 Product development costs	Mar. 31, 2012 Product development costs	Dec. 31, 2012 Product development costs	Dec. 31, 2011 Product development costs	Dec. 31, 2010 Product development costs
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Minimum grant price per share as a percentage of fair market value at the date of the grant											100.00%	100.00%	100.00%	100.00%
Percentage of options vested											25.00%	25.00%
Options vesting period											1 year	1 year
Options expiration period											10 years	10 years	10 years	10 years
Minimum options vesting period											2 years	2 years
Maximum options vesting period											4 years	4 years
Ratio of remaining options shares vested											0.028	0.028
Common stock reserved for future issuance	6,475,782		5,791,659	17,635,346									2,370,000	2,370,000
Additional number of shares reserved for future issuance													1,000,000	1,000,000
Increase in shares available for issuance													2,100,000	2,100,000
Increase in outstanding common stock													4.00%	4.00%
Purchase price of restricted stock units granted													$ 0	$ 0
Increase in shares available for grant under the 2012 plan													1,102,112
Shares of common stock available for grant under 2005 and 2012 Plans	2,506,022		2,127,279	38,672
Weighted average grant date fair value of options granted	$ 12.63	$ 1.25	$ 6.77	$ 2.28	$ 1.59
Options exercises in period aggregate intrinsic value	$ 11,400,000	$ 1,200,000	$ 5,300,000	$ 902,000	$ 760,000
Options vested grant date fair value	756,000	594,000	4,600,000	1,200,000	336,000
Cash received from exercise of stock options during the period	1,300,000	253,000	1,700,000	408,000	113,000
Unrecognized compensation cost related to non-vested stock options granted, net	10,200,000		7,000,000
Estimated forfeitures of stock-based awards granted	1,100,000		782,000												1,600,000	82,000
Weighted average vesting period	2 years 9 months 4 days		2 years 8 months 5 days
Unrecognized compensation cost related to non-vested RSUs granted, net of estimated forfeitures															12,300,000	520,000
Weighted average vesting period of RSUs															3 years 10 months 10 days	3 years 9 months 22 days
Capitalized stock-based compensation																	113,000	8,000	66,000	22,000	17,000
Common stock reserved under the 2005 Plan for issuance			0	4,474,605
RSUs outstanding			37,760
Expected dividend			$ 0
Stock options granted to non-employees								0	16,216	0
Total stock-based compensation expense	$ 1,392,000	$ 465,000	$ 2,570,000	$ 1,484,000	$ 354,000	$ 58,000	$ 0